   As filed with the Securities and Exchange Commission on May 26, 1999
================================================================================
                                                     1933 Act File No. 333-68539
                                                     1940 Act File No. 811-09135

                   U. S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form N-2
                       (Check appropriate box or boxes)

[_]   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[_]   Pre-Effective Amendment No. __________

[X]   Post-Effective Amendment No. 1

               and

[X]   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]   Post-Effective Amendment No. 4

              Nuveen New York Dividend Advantage Municipal Fund
              (previously New York Municipal Advantage Fund)
         Exact Name of Registrant as Specified in Declaration of Trust

                333 West Wacker Drive, Chicago, Illinois 60606
Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                (800) 257-8787
              Registrant's Telephone Number, including Area Code

                             Gifford R. Zimmerman
                         Vice President and Secretary
                             333 West Wacker Drive
                            Chicago, Illinois 60606
 Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                         Copies of Communications to:

  Janet D. Olsen             Thomas S. Harman              Thomas A. DeCapo
Bell, Boyd & Lloyd      Morgan, Lewis & Bockius LLP      Skadden, Arps, Slate,
70 W. Madison St.           1800 M Street, N.W.           Meagher & Flom LLP
Chicago, IL 60602         Washington, D.C. 20036           One Beacon Street
                                                           Boston, MA 02108
                 Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement
                               _________________

     If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]


It is proposed that this filing will become effective (check appropriate box)

  [ ]   when declared effective pursuant to section 8 (c)
  [x]   immediately upon filing pursuant to paragraph (b)
  [ ]   on (date) pursuant to paragraph (b)
  [ ]   60 days after filing pursuant to paragraph (a)
  [ ]   on (date) pursuant to paragraph (a) of Rule 486

  [ ] This post-effective amendment designates a new effective date for a previously filed registration statement.

  [ ] This Form is filed to register additional securities for an offering pursuant to Rule 462(c) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is ____________.

                               _________________

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

======================================================================================================================
                                                                                    Proposed Maximum       Amount of
Title of Securities Being         Amount Being            Proposed Maximum         Aggregate Offering     Registration
       Registered                  Registered          Offering Price Per Unit          Price(1)              Fee(2)
----------------------------------------------------------------------------------------------------------------------
Common Shares, $.01 par value       9,487,500                  $15.00               $142,312,500            $39,563
======================================================================================================================

(1) Estimated solely for the purpose of calculating the registration fee.

(2) All fees have previously been paid.


================================================================================

               NUVEEN NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND

                                _______________

                             CROSS REFERENCE SHEET

                              Part A - Prospectus

          Items in Part A of Form N-2                Location in Prospectus
          ---------------------------                ----------------------
Item 1.   Outside Front cover......................  Cover Page

Item 2.   Cover Pages; Other Offering Information..  Cover Page

Item 3.   Fee Table and Synopsis...................  Prospectus Summary; Summary of Fund Expenses

Item 4.   Financial Highlights.....................  Not Applicable

Item 5.   Plan of Distribution.....................  Cover Page; Prospectus Summary; Underwriting

Item 6.   Selling Shareholders.....................  Not Applicable

Item 7.   Use of Proceeds..........................  Use of Proceeds; The Fund's Investments

Item 8.   General Description of the Registrant....  The Fund; The Fund's Investments; MuniPreferred(R) Shares
                                                      and Leverage; Risks; How the Fund Manages Risk; Description
                                                      of Shares; Certain Provisions in the Declaration of Trust

Item 9.   Management...............................  Management of the Fund; Custodian and Transfer Agent

Item 10.  Capital Stock, Long-Term Debt, and Other
           Securities..............................  Description of Shares; MuniPreferred Shares and Leverage;
                                                      Distributions; Dividend Reinvestment Plan; Certain
                                                      Provisions in the Declaration of Trust; Tax Matters

Item 11.  Defaults and Arrears on Senior Securities  Not Applicable

Item 12.  Legal Proceedings........................  Other Matters

Item 13.  Table of Contents of the Statement of
           Additional Information..................  Table of Contents of the Statement of
                                                      Additional Information

                  Part B - Statement of Additional Information

                                                    Location in Statement of
          Items in Part A of Form N-2               Additional Information
          ---------------------------               ------------------------
Item 14.  Cover Page..............................  Cover Page

Item 15.  Table of Contents.......................  Cover Page

Item 16.  General Information and History.........  Not Applicable

Item 17.  Investment Objective and Policies.......  Investment Objectives and Policies;
                                                     Investment Policies and Techniques;
                                                     Portfolio Transactions

Item 18.  Management..............................  Management of the Fund; Portfolio
                                                     Transactions

Item 19.  Control Persons and Principal Holders of
           Securities.............................  Management of the Fund

Item 20.  Investment Advisory and Other Services..  Management of the Fund;
                                                     Investment Adviser;
                                                     Experts

Item 21.  Brokerage Allocation and Other Practices  Portfolio Transactions

Item 22.  Tax Status..............................  Tax Matters; Distributions

Item 23.  Financial Statements....................  Report of Independent Auditors

                           Part C - Other Information

Items 24-33 have been answered in Part C of this Registration Statement.

                                     (ii)

Purpose of Post-Effective Amendment
-----------------------------------
This Post-Effective Amendment No. 1 is filed solely for the purpose of modifying the Subscription Agreement filed herewith as exhibit P and the opinion filed as exhibit 1.2. The Prospectus and Statement of Additional Information previously filed by Registrant remain unchanged.

                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

     1. Financial Statements:

     Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed in Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-2 (File No. 333-68539)

     2. Exhibits:

     a.1 Agreement and Declaration of Trust dated December 1, 1998. Filed as Exhibit a.1 to Registrant's Registration Statement on Form N-2 (File No. 333-68539) and incorporated by reference thereto.
     a.2 Certificate of Amendment to Declaration of Trust dated April 9, 1999. Filed as Exhibit a.2 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-68539) and incorporated herein by reference.
     b. By-laws of Registrant. Filed as Exhibit b to Registrant's Registration Statement on Form N-2 (File No. 333-68539) and incorporated herein by reference.
     c.  None.
     d. Form of Share Certificate. Filed as Exhibit d to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-2 (File No. 333-68539) and incorporated herein by reference.
     e. Dividend Investment Plan. Form of Share Certificate. Filed as Exhibit e to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-2 (File No. 333-68539) and incorporated herein by reference.
     f.  None.
     g. Form of Investment Management Agreement between Registrant and Nuveen Advisory Corp. Filed as Exhibit g to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-68539) and incorporated herein by reference.
     h.1 Form of Underwriting Agreement. Form of Share Certificate. Filed as Exhibit h.1 to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-2 (File No. 333-68539) and incorporated herein by reference.
     h.2 Form of Master Selected Dealer Agreement. Form of Share Certificate. Filed as Exhibit h.2 to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-2 (File No. 333-68539) and incorporated herein by reference.
     h.3 Form of Letter Agreement between Nuveen and the Underwriters. Form of Share Certificate. Filed as Exhibit h.3 to Pre-Effective Amendment
         No. 3 to Registrant's Registration Statement on Form N-2
         (File No. 333-68539) and incorporated herein by reference.
     h.4 Form of Master Agreement Among Underwriters. Form of Share
         Certificate. Filed as Exhibit h.4 to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-2 (File No. 333-68539) and incorporated herein by reference.
     h.5 Form of Salomon Smith Barney Inc. Dealer Letter Agreement. Form of Share Certificate. Filed as Exhibit h.5 to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-2
         (File No. 333-68539) and incorporated herein by reference.
     i. Deferred Compensation Plan for Non-Employee Trustees. Filed as Exhibit i to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-68539) and incorporated herein by reference.
     j. Exchange Traded Fund Custody Agreement between Registrant and The Chase Manhattan Bank. Filed as Exhibit j to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-68539) and incorporated herein by reference.
     k.1 Transfer Agency Agreement between Registrant and Chase Global Funds Services Company. Filed as Exhibit k.1 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-68539) and incorporated herein by reference.
     k.2 Form of Expense Reimbursement Agreement between Registrant and Nuveen Advisory, Corp. Filed as Exhibit k.2 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-68539) and incorporated herein by reference.

     1.1 Opinion and consent of Bell, Boyd & Lloyd. Filed as Exhibit 1.1 to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-2 (File No. 333-68539) and incorporated herein by reference.
     1.2 Opinion and consent of Bingham Dana LLP.
     m.  None.

     n.  Consent of Ernst & Young LLP.
     o.  None.
     p.  Subscription Agreement of Nuveen Advisory Corp. dated April 12, 1999.
     q.  None.
     r.  None.
     s. Powers of Attorney. Filed as Exhibit s to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2 (File No. 333-68539) and incorporated herein by reference.
___________________

Item 25: Marketing Arrangements

    See Section 2 and 3 of the Underwriting Agreement filed as Exhibit h.1 to this Registration Statement;

    See Section 5(n) of the Form of Underwriting Agreement filed as Exhibit h.1 to this Registration Statement;

    See the Introductory Paragraph of the Form of Master Selected Dealer Agreement filed as Exhibit h.2 to this Registration Statement;

    See Paragraph e of the Form of Letter Agreement between Nuveen and the Underwriters filed as Exhibit h.3 of this Registration Statement; and

    See Sections 1, 5, 6 and 7 of the Form of Master Agreement Among Underwriters filed as Exhibit h.4 to this Registration Statement.


                                  Part C - 1

Item 26: Other Expenses of Issuance and Distribution


       Securities and Exchange Commission fees....................  $ 39,563
       National Association of Securities Dealers, Inc. fees......    14,731
       Printing and engraving expenses............................   167,000
       Legal fees.................................................    80,000
       New York Stock Exchange listing fees.......................    98,600
       Accounting expenses........................................     7,500
       Blue Sky filing fees and expenses..........................       500
       Underwriter Reimbursement.................................     75,000
       Miscellaneous expenses.....................................     2,106
                                                                    --------
               Total..............................................  $485,000*
                                                                    ========

-----------
       *May be reduced pursuant to the agreement of John Nuveen & Co. Incorporated to pay (i) all Registrant's organizational expenses and (ii) offering costs (other than the sales load) that exceed $.02 per Common Share.

Item 27: Persons Controlled by or under Common Control with Registrant

     Not applicable.

Item 28: Number of Holders of Securities

     At May 24, 1999

                                                     Number of
                    Title of Class                 Record Holders
                    --------------                 --------------
          Common Shares, $.01 par value...........       1

Item 29: Indemnification

     Section 4 of Article XII of the Registrant's Declaration of Trust provides as follows:

     Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

     No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the

                                  Part C - 2
 conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

                    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                    (ii) by written opinion of independent legal counsel.

     The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

     Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

               (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

               (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

                                   Part C-3

     As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she had reasonable cause to believe this conduct was unlawful).

     Section 8 of the Underwriting Agreement filed as Exhibit h to this Registration Statement provides for each of the parties thereto, including the Registrant and the Underwriters, to indemnify the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

Item 30: Business and Other Connections of Investment Adviser

     Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen California Tax Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., Nuveen Tax-Free Reserves, Inc. and Nuveen Taxable Funds Inc., Nuveen Advisory Corp. also serves as investment adviser to the following closed-end management type investment companies other than the Registrant:
Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen New York Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Insured California Premium

                                   Part C-4

Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Insured New York Premium Income Municipal Fund 2, Nuveen New Jersey Premium Income Municipal Fund 2, Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund and Nuveen Insured Premium Income Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management of the Fund" in Part A of this Registration Statement.

Item 31: Location of Accounts and Records

     Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant and all Advisery material of the investment adviser.

     The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004-2413 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp. or Chase Global Funds Services Company.

                                   Part C-5

     Chase Global Funds Services Company, P.O. Box 5186, Bowling Green Station, New York, NY 10275-0672 (regular mail) or 4 New York Plaza, 6th Floor, New York, NY 10004, maintains all the required records in its capacity as transfer and dividend paying agent for the Registrant.

Item 32: Management Services

     Not applicable.

Item 33: Undertakings

     1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

     2. Not applicable.

     3. Not applicable.

     4. Not applicable.

     5. The Registrant undertakes that:

               a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

               b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

     6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   Part C-6

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 486(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Chicago, and State of Illinois, on the 26th day of May, 1999.

                              NUVEEN NEW YORK
                              DIVIDEND ADVANTAGE MUNICIPAL FUND

                              /s/ Gifford R. Zimmerman
                              --------------------------------------------------
                              Gifford R. Zimmerman, Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


   Signature                         Title                    Date
   ---------                         -----                    ----

/s/ Stephen D. Foy           Vice President and           May 26, 1999
---------------------------  Controller (Principal
    Stephen D. Foy           Financial and Accounting
                             Officer)

Timothy R. Schwertfeger      Chairman of the Board
                             and Trustee (Principal
                             Executive Officer)         By /s/ Gifford R. Zimmerman
                                                           ------------------------
                                                               Gifford R. Zimmerman
                                                                 Attorney-in-Fact
Robert P. Bremner            Trustee

Lawrence H. Brown            Trustee

Anne E. Impellizzeri         Trustee

Peter R. Sawers              Trustee

William J. Schneider         Trustee

Judith M. Stockdale          Trustee

                                                          May 26, 1999

     Original powers of attorney authorizing Alan G. Berkshire and Gifford R. Zimmerman, among others, to execute this Registration Statement, and Amendments thereto, for each of the trustees of Registrant on whose behalf this Registration Statement is filed, have been executed and filed as an exhibit.

                               INDEX TO EXHIBITS

a.1 Agreement and Declaration of Trust dated December 1, 1998*
a.2 Certificate of Amendment to Declaration of Trust dated April 9, 1999.*
b.  By-laws of Registrant.*
c.  None.
d.  None.

e.  Dividend Investment Plan.*
f.  None.
g. Form of Investment Management Agreement between Registrant and Nuveen Advisory Corp.*

h.1 Form of Underwriting Agreement.*
h.2 Form of Master Selected Dealer Agreement.*
h.3 Form of Letter Agreement between Nuveen and the Underwriters.*
h.4 Form of Master Agreement among Underwriters.*
h.5 Form of Salomon Smith Barney Inc. Dealer Letter Agreement.*
i.  Deferred Compensation Plan for Non-Employee Trustees.*
j. Exchange Traded Fund Custody Agreement between Registrant and The Chase Manhattan Bank.*
k.1 Transfer Agency Agreement between Registrant and Chase Global Funds Services Company.*
k.2 Form of Expense Reimbursement Agreement between Registrant and Nuveen Advisory Corp.*

l.1 Opinion and consent of Bell, Boyd & Lloyd.*
l.2 Opinion and consent of Bingham Dana LLP.
m.  None.
n.  Consent of Ernst & Young LLP.
o.  None.

p.  Subscription Agreement of Nuveen Advisory Corp. dated April 12, 1999.
q.  None.
r.  None.
s.  Powers of Attorney.*
___________________

*   Previously filed.